Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (formerly, IQ U.S. Large Cap R&D Leaders ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 16.2%
Alphabet, Inc., Class A	3,642	$624,749
Electronic Arts, Inc.	251	37,886
Meta Platforms, Inc., Class A	896	425,447
Netflix, Inc.*	57	35,816
Pinterest, Inc., Class A*	359	11,470
ROBLOX Corp., Class A*	536	22,255
Spotify Technology SA*	77	26,483
Total Communication Services		1,184,106

Consumer Discretionary — 15.1%
Airbnb, Inc., Class A*	172	24,004
Amazon.com, Inc.*	3,319	620,587
Aptiv PLC*	248	17,209
DoorDash, Inc., Class A*	133	14,726
eBay, Inc.	412	22,911
Expedia Group, Inc.*	156	19,916
Ford Motor Co.	10,012	108,330
General Motors Co.	2,999	132,916
Lucid Group, Inc.*(a)	5,758	20,268
Rivian Automotive, Inc., Class A*(a)	2,573	42,223
Tesla, Inc.*	344	79,832
Total Consumer Discretionary		1,102,922

Consumer Staples — 0.9%
Maplebear, Inc.*	1,049	36,180
Procter & Gamble Co. (The)	172	27,651
Total Consumer Staples		63,831

Financials — 1.2%
Block, Inc.*	637	39,418
PayPal Holdings, Inc.*	714	46,967
Total Financials		86,385

Health Care — 24.7%
Abbott Laboratories	375	39,728
AbbVie, Inc.	621	115,084
Alnylam Pharmaceuticals, Inc.*	90	21,371
Amgen, Inc.	237	78,795
Becton Dickinson & Co.	71	17,115
Biogen, Inc.*	134	28,569
Boston Scientific Corp.*	269	19,874
Bristol-Myers Squibb Co.	3,312	157,519
Danaher Corp.	91	25,214
Edwards Lifesciences Corp.*	174	10,971
Eli Lilly & Co.	161	129,487
Exelixis, Inc.*	676	15,852
GE HealthCare Technologies, Inc.	230	19,465
Gilead Sciences, Inc.	1,195	90,892
GRAIL, Inc.*	3	46
Illumina, Inc.*	178	21,823
Incyte Corp.*	377	24,531
Intuitive Surgical, Inc.*	35	15,561
Johnson & Johnson	1,485	234,407
Medtronic PLC	484	38,875
Merck & Co., Inc.	2,807	317,556
Moderna, Inc.*	455	54,245
Pfizer, Inc.	5,505	168,123
Regeneron Pharmaceuticals, Inc.*	57	61,514
Stryker Corp.	56	18,337
Thermo Fisher Scientific, Inc.	34	20,854
Vertex Pharmaceuticals, Inc.*	106	52,546
Total Health Care		1,798,354

Industrials — 5.1%
3M Co.	250	31,887
Boeing Co. (The)*	287	54,702
Caterpillar, Inc.	95	32,889
CNH Industrial NV	1,490	15,869
Cummins, Inc.	79	23,052
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Deere & Co.	86	$31,990
General Electric Co.	175	29,785
Honeywell International, Inc.	98	20,066
Lockheed Martin Corp.	46	24,928
Northrop Grumman Corp.	40	19,373
RTX Corp.	392	46,056
Uber Technologies, Inc.*	655	42,228
Total Industrials		372,825

Information Technology — 36.4%
Accenture PLC, Class A	61	20,168
Adobe, Inc.*	100	55,165
Advanced Micro Devices, Inc.*	537	77,586
Analog Devices, Inc.	99	22,907
Apple, Inc.	2,114	469,477
Applied Materials, Inc.	190	40,318
Atlassian Corp., Class A*	182	32,136
Autodesk, Inc.*	83	20,544
Broadcom, Inc.	650	104,442
Cadence Design Systems, Inc.*	67	17,933
Cisco Systems, Inc.	2,371	114,875
Corning, Inc.	380	15,204
Datadog, Inc., Class A*	123	14,322
Dell Technologies, Inc., Class C	281	31,944
Hewlett Packard Enterprise Co.	1,609	32,035
HP, Inc.	636	22,953
Intel Corp.	7,588	233,255
International Business Machines Corp.	580	111,441
Intuit, Inc.	62	40,136
Juniper Networks, Inc.	468	17,639
KLA Corp.	22	18,108
Lam Research Corp.	25	23,031
Marvell Technology, Inc.	380	25,452
Microchip Technology, Inc.	173	15,359
Micron Technology, Inc.	323	35,472
Microsoft Corp.	906	379,025
NetApp, Inc.	117	14,857
NVIDIA Corp.	1,087	127,201
Oracle Corp.	911	127,039
Palo Alto Networks, Inc.*	78	25,329
QUALCOMM, Inc.	591	106,941
Salesforce, Inc.	299	77,381
ServiceNow, Inc.*	43	35,019
Snowflake, Inc., Class A*	159	20,730
Synopsys, Inc.*	49	27,358
Texas Instruments, Inc.	139	28,330
Unity Software, Inc.*	956	15,640
Western Digital Corp.*	349	23,400
Workday, Inc., Class A*	166	37,702
Total Information Technology		2,657,854

Materials — 0.3%
Corteva, Inc.	370	20,757

Total Common Stocks
(Cost $6,433,478)		7,287,034

Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)	20,029	20,029

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (formerly, IQ U.S. Large Cap R&D Leaders ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(b)	297	$297

Total Short-Term Investments
(Cost $20,326)		20,326

Total Investments — 100.2% (Cost $6,453,804)		7,307,360
Other Assets and Liabilities, Net — (0.2)%		(14,396)
Net Assets — 100%		$7,292,964

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $61,229; total market value of collateral held by the Fund was $61,775. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $41,746.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI U.S. Large Cap R&D Leaders ETF (formerly, IQ U.S. Large Cap R&D Leaders ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,287,034	$—	$—	$7,287,034
Short-Term Investment:
Money Market Funds	20,326	—	—	20,326
Total Investments in Securities	$7,307,360	$—	$—	$7,307,360

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.